Derivative Instruments and Hedging Activities (Classification within the Condensed Consolidated Statements of Results of Operations or Balance Sheets of the Gains and Losses) (Details) (USD $)
In Millions, unless otherwise specified
	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Change in unrealized gain / (loss)	$ 5.1	$ (11.6)	$ (1.4)	$ (11.8)
Derivative, Gain (Loss) on Derivative, Net	(10.4)	0.9		1.9
Gain (Loss) on Derivative Instruments, Net, Pretax	(5.3)	(10.7)
Partner's share of gain (loss)		(5.0)
Regulatory (asset)/liability		(3.2)
Derivative Instruments, Gain (Loss) Recognized in Income, Net	(5.3)	(10.7)	(17.0)
Wholesale Revenue [Member]
Gain (Loss) on Derivative Instruments, Net, Pretax			0.7	(4.7)
Purchased Power [Member]
Gain (Loss) on Derivative Instruments, Net, Pretax			(2.5)	2.3
Derivative Instruments, Gain (Loss) Recognized in Income, Net	2.0	2.0
Fuel [Member]
Gain (Loss) on Derivative Instruments, Net, Pretax			(14.7)	1.2
Derivative Instruments, Gain (Loss) Recognized in Income, Net	(7.2)	(1.5)
O&M [Member]
Gain (Loss) on Derivative Instruments, Net, Pretax			0.2	0.1
Derivative Instruments, Gain (Loss) Recognized in Income, Net	0.1	0.1
Retail Revenue [Member]
Derivative Instruments, Gain (Loss) Recognized in Income, Net	(2.7)	(3.1)
Partners Share of Gain Loss [Member]
Partner's share of gain (loss)	2.3		(1.2)	(7.4)
Regulatory Asset Liability [Member]
Regulatory (asset)/liability	0.2		(0.9)	(1.4)
NYMEX Coal [Member]
Change in unrealized gain / (loss)	5.7	(10.2)	(2.0)	(13.8)
Derivative, Gain (Loss) on Derivative, Net	(9.5)	1.4		3.8
Gain (Loss) on Derivative Instruments, Net, Pretax	(3.8)	(8.8)
Partner's share of gain (loss)		(5.0)
Regulatory (asset)/liability		(2.3)
Derivative Instruments, Gain (Loss) Recognized in Income, Net	(3.8)	(8.8)	(14.5)
NYMEX Coal [Member] | Purchased Power [Member]
Derivative Instruments, Gain (Loss) Recognized in Income, Net
NYMEX Coal [Member] | Fuel [Member]
Gain (Loss) on Derivative Instruments, Net, Pretax			(15.0)	(0.6)
Derivative Instruments, Gain (Loss) Recognized in Income, Net	(6.9)	(1.5)
NYMEX Coal [Member] | O&M [Member]
Derivative Instruments, Gain (Loss) Recognized in Income, Net
NYMEX Coal [Member] | Retail Revenue [Member]
Derivative Instruments, Gain (Loss) Recognized in Income, Net
NYMEX Coal [Member] | Partners Share of Gain Loss [Member]
Partner's share of gain (loss)	2.3		(1.2)	(7.4)
NYMEX Coal [Member] | Regulatory Asset Liability [Member]
Regulatory (asset)/liability	0.8		(0.3)	(2.0)
Heating Oil [Member]
Change in unrealized gain / (loss)	(1.3)	(1.4)	(1.5)	1.6
Derivative, Gain (Loss) on Derivative, Net	0.5	0.6		0.9
Gain (Loss) on Derivative Instruments, Net, Pretax	(0.8)	(0.8)
Regulatory (asset)/liability		(0.9)
Derivative Instruments, Gain (Loss) Recognized in Income, Net	(0.8)	(0.8)	1.4
Heating Oil [Member] | Purchased Power [Member]
Derivative Instruments, Gain (Loss) Recognized in Income, Net
Heating Oil [Member] | Fuel [Member]
Gain (Loss) on Derivative Instruments, Net, Pretax			0.3	1.8
Derivative Instruments, Gain (Loss) Recognized in Income, Net	(0.3)
Heating Oil [Member] | O&M [Member]
Gain (Loss) on Derivative Instruments, Net, Pretax			0.2	0.1
Derivative Instruments, Gain (Loss) Recognized in Income, Net	0.1	0.1
Heating Oil [Member] | Retail Revenue [Member]
Derivative Instruments, Gain (Loss) Recognized in Income, Net
Heating Oil [Member] | Partners Share of Gain Loss [Member]
Partner's share of gain (loss)
Heating Oil [Member] | Regulatory Asset Liability [Member]
Regulatory (asset)/liability	(0.6)		(0.6)	0.6
FTR's [Member]
Change in unrealized gain / (loss)	(0.2)	0.1	(0.2)	(0.1)
Derivative, Gain (Loss) on Derivative, Net	0.7	0.2		(0.7)
Gain (Loss) on Derivative Instruments, Net, Pretax	0.5	0.3
Derivative Instruments, Gain (Loss) Recognized in Income, Net	0.5	0.3	0.5
FTR's [Member] | Purchased Power [Member]
Gain (Loss) on Derivative Instruments, Net, Pretax			0.3	(0.8)
Derivative Instruments, Gain (Loss) Recognized in Income, Net	0.5	0.3
FTR's [Member] | Fuel [Member]
Derivative Instruments, Gain (Loss) Recognized in Income, Net
FTR's [Member] | O&M [Member]
Derivative Instruments, Gain (Loss) Recognized in Income, Net
FTR's [Member] | Retail Revenue [Member]
Derivative Instruments, Gain (Loss) Recognized in Income, Net
FTR's [Member] | Partners Share of Gain Loss [Member]
Partner's share of gain (loss)
FTR's [Member] | Regulatory Asset Liability [Member]
Regulatory (asset)/liability
Forward Power Contracts [Member]
Change in unrealized gain / (loss)	0.9	(0.1)	2.3	0.5
Derivative, Gain (Loss) on Derivative, Net	(2.1)	(1.3)		(2.1)
Gain (Loss) on Derivative Instruments, Net, Pretax	(1.2)	(1.4)
Derivative Instruments, Gain (Loss) Recognized in Income, Net	(1.2)	(1.4)	(4.4)
Forward Power Contracts [Member] | Wholesale Revenue [Member]
Gain (Loss) on Derivative Instruments, Net, Pretax			0.7	(4.7)
Forward Power Contracts [Member] | Purchased Power [Member]
Gain (Loss) on Derivative Instruments, Net, Pretax			(2.8)	3.1
Derivative Instruments, Gain (Loss) Recognized in Income, Net	1.5	1.7
Forward Power Contracts [Member] | Fuel [Member]
Derivative Instruments, Gain (Loss) Recognized in Income, Net
Forward Power Contracts [Member] | O&M [Member]
Derivative Instruments, Gain (Loss) Recognized in Income, Net
Forward Power Contracts [Member] | Retail Revenue [Member]
Derivative Instruments, Gain (Loss) Recognized in Income, Net	(2.7)	(3.1)
Forward Power Contracts [Member] | Partners Share of Gain Loss [Member]
Partner's share of gain (loss)
Forward Power Contracts [Member] | Regulatory Asset Liability [Member]
Regulatory (asset)/liability